Sales Revenue - Summary of Assets Recognized Costs Obtain a Contract With Customer (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure - Sales Revenue - Summary of Assets Recognized Costs Obtain a Contract With Customer [Abstract]
Assets recognized from the costs to obtain a contract with a customer	¥ 105,471